Business Segments - Company's Long-Lived Assets (Primarily Property, Plant and Equipment) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
United States	$ 136.8	$ 71.4
Foreign countries	14.2	8.9
Total long-lived assets	$ 151.0	$ 80.3